Iman Fund
Schedule of Investments
August 31, 2023 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Number of
Shares			Value
		COMMON STOCKS - 98.0%
		Agriculture, Construction and Mining Machinery Manufacturing - 0.7%
10,900		The Toro Co.	$1,115,288

		Apparel Accessories and Other Apparel Manufacturing - 0.9%
2,520		Deckers Outdoor Corp. (a)	1,333,307

		Architectural and Structural Metals Manufacturing - 0.3%
2,000		Lincoln Electric Holdings, Inc.	384,920

		Architectural, Engineering, and Related Services - 0.6%
9,700		Exponent, Inc.	871,642

		Audio and Video Equipment Manufacturing - 1.4%
25,400		Dolby Laboratories, Inc. - Class A	2,145,538

		Bakeries and Tortilla Manufacturing - 0.2%
1,870		J&J Snack Foods Corp.	303,183

		Basic Chemical Manufacturing - 1.0%
4,075		Linde PLC (b)	1,577,188

		Clothing Stores - 1.8%
19,135		Ross Stores, Inc.	2,330,834
5,900		The TJX Companies, Inc.	545,632
			2,876,466
		Communications Equipment Manufacturing - 8.3%
65,370		Apple, Inc.	12,281,062
6,390		QUALCOMM, Inc.	731,847
			13,012,909
		Computer and Peripheral Equipment Manufacturing - 4.4%
74,400		Cisco Systems, Inc.	4,266,840
9,600		Super Micro Computer, Inc. (a)	2,640,768
			6,907,608
		Computer Systems Design and Related Services - 1.3%
2,415		Aspen Technology, Inc. (a)	468,510
5,100		Cognizant Technology Solutions Corp. - Class A	365,211
3,075		EPAM Systems, Inc. (a)	796,394
755		ServiceNow, Inc. (a)	444,567
			2,074,682
		Cut and Sew Apparel Manufacturing - 1.5%
3,650		Cintas Corp.	1,840,220
1,250		Lululemon Athletica, Inc. (a)	476,575
			2,316,795
		Drugs and Druggists' Sundries Merchant Wholesalers - 2.8%
49,000		Roche Holding AG - ADR (b)	1,794,870
16,980		The Procter & Gamble Co.	2,620,693
			4,415,563
		Electrical Equipment Manufacturing - 0.7%
12,000		Franklin Electric Co., Inc.	1,160,520

		Electronic Shopping and Mail-Order Houses - 0.3%
11,853		JD.com, Inc. - ADR (b)	393,638

		Footwear Manufacturing - 1.4%
12,190		NIKE, Inc. - Class B	1,239,845
19,200		Skechers U.S.A., Inc. - Class A (a)	965,952
			2,205,797
		Freight Transportation Arrangement - 0.7%
3,400		Expeditors International of Washington, Inc.	396,814
3,780		JB Hunt Transport Services, Inc.	710,186
			1,107,000
		Gasoline Stations - 0.2%
13,300		Magnolia Oil & Gas Corp. - Class A	303,240

		General Freight Trucking - 1.7%
6,370		Old Dominion Freight Line, Inc.	2,722,347

		Industrial Machinery Manufacturing - 3.0%
3,700		Applied Materials, Inc.	565,212
4,485		ASML Holding NV (b)	2,962,477
6,380		Axcelis Technologies, Inc. (a)	1,225,917
			4,753,606
		Medical Equipment and Supplies Manufacturing - 0.9%
30,900		AngioDynamics, Inc. (a)	248,127
2,225		Edwards Lifesciences Corp. (a)	170,146
1,480		Intuitive Surgical, Inc. (a)	462,766
8,500		Merit Medical Systems, Inc. (a)	554,880
			1,435,919
		Metal Ore Mining - 3.6%
58,000		Alamos Gold, Inc. - Class A (b)	744,720
27,100		BHP Group Ltd. - ADR (b)	1,557,979
12,300		Franco-Nevada Corp. (b)	1,770,708
8,400		Rio Tinto PLC - ADR (b)	525,000
24,665		Wheaton Precious Metals Corp. (b)	1,074,901
			5,673,308
		Miscellaneous Durable Goods Merchant Wholesalers - 0.8%
3,335		Pool Corp.	1,219,276

		Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 0.2%
5,400		Copart, Inc. (a)	242,082

		Motor Vehicle Manufacturing - 2.3%
19,500		Federal Signal Corp.	1,188,525
9,565		Tesla, Inc. (a)	2,468,535
			3,657,060
		Motor Vehicle Parts Manufacturing - 0.3%
3,550		Visteon Corp. (a)	494,409

		Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.8%
6,700		Danaher Corp.	1,775,500
2,365		IDEXX Laboratories, Inc. (a)	1,209,484
39,200		MaxLinear, Inc. (a)	921,200
5,230		Transcat, Inc. (a)	533,251
			4,439,435
		Nursing Care Facilities (Skilled Nursing Facilities) - 0.4%
6,500		The Ensign Group, Inc.	651,430

		Office Administrative Services - 0.7%
5,153		CorVel Corp. (a)	1,115,367

		Oil and Gas Extraction - 0.5%
3,650		EOG Resources, Inc.	469,463
1,265		Pioneer Natural Resources Co.	300,981
			770,444
		Other Financial Investment Activities - 1.0%
3,150		Chemed Corp.	1,611,036

		Other General Purpose Machinery Manufacturing - 1.8%
1,385		Mettler-Toledo International, Inc. (a)	1,680,670
4,455		Nordson Corp.	1,087,644
			2,768,314
		Other Information Services - 4.1%
14,145		CoStar Group, Inc. (a)	1,159,748
17,875		Meta Platforms, Inc. - Class A (a)	5,289,034
			6,448,782
		Other Telecommunications - 0.1%
1,155		ResMed, Inc.	184,326

		Petroleum and Coal Products Manufacturing - 5.6%
19,200		Chevron Corp.	3,093,120
50,200		Exxon Mobil Corp.	5,581,738
			8,674,858
		Pharmaceutical and Medicine Manufacturing - 9.9%
12,905		Abbott Laboratories	1,327,925
19,600		Amphastar Pharmaceuticals, Inc. (a)	1,044,876
3,715		Eli Lilly & Co.	2,058,853
24,850		Johnson & Johnson	4,017,748
3,800		Lantheus Holdings, Inc. (a)	260,072
4,600		Moderna, Inc. (a)	520,122
13,455		Novo Nordisk A/S - ADR (b)	2,497,517
1,090		Regeneron Pharmaceuticals, Inc. (a)	900,874
1,300		Vertex Pharmaceuticals, Inc. (a)	452,842
5,930		West Pharmaceutical Services, Inc.	2,412,917
			15,493,746
		Restaurants and Other Eating Places - 0.2%
115		Chipotle Mexican Grill, Inc. (a)	221,564

		Semiconductor and Other Electronic Component Manufacturing - 14.6%
7,200		Advanced Micro Devices, Inc. (a)	761,184
42,315		Alphabet, Inc. - Class A (a)	5,762,033
12,865		Alphabet, Inc. - Class C (a)	1,767,008
4,350		Analog Devices, Inc.	790,743
13,700		Formfactor, Inc. (a)	483,884
1,240		Lam Research Corp.	870,976
2,675		Monolithic Power Systems, Inc.	1,394,237
8,255		NVIDIA Corp.	4,074,255
52,800		Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	4,940,496
5,315		Texas Instruments, Inc.	893,239
17,100		Vicor Corp. (a)	1,158,867
			22,896,922
		Services to Buildings and Dwellings - 0.5%
2,055		Automatic Data Processing, Inc.	523,224
7,300		Rollins, Inc.	288,861
			812,085
		Shoe Stores - 0.8%
13,200		Boot Barn Holdings, Inc. (a)	1,211,100

		Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.8%
780		The Estee Lauder Companies, Inc. - Class A	125,214
8,125		Inter Parfums, Inc.	1,135,306
			1,260,520
		Software Publishers - 11.3%
1,915		Adobe, Inc. (a)	1,071,136
4,010		ANSYS, Inc. (a)	1,278,669
4,590		Cadence Design Systems, Inc. (a)	1,103,620
950		Intuit, Inc.	514,719
4,600		Manhattan Associates, Inc. (a)	932,052
30,745		Microsoft Corp.	10,076,981
6,490		Salesforce, Inc. (a)	1,437,275
8,100		Shopify, Inc. - Class A (a)(b)	538,569
1,660		Tyler Technologies, Inc. (a)	661,394
			17,614,415
		Support Activities for Crop Production - 0.3%
8,500		Corteva, Inc.	429,335

		Support Activities for Mining - 0.3%
30,500		SSR Mining, Inc. (b)	452,925

		Warehousing and Storage - 1.0%
8,185		Landstar System, Inc.	1,553,595

		TOTAL COMMON STOCKS (Cost $123,790,987)	153,313,490

		REAL ESTATE INVESTMENT TRUST (REIT) - 1.5%
		Lessors of Real Estate - 1.5%
8,570		Public Storage	2,368,577

		TOTAL REITS (Cost $2,622,109)	2,368,577

		Total Investments (Cost ($126,413,096) - 99.5%	155,682,067
		Other Assets in Excess of Liabilities - 0.5%	749,834
		TOTAL NET ASSETS - 100.0%	$156,431,901

		Percentages are stated as a percent of net assets.

	PLC -	Public Limitied Company
	ADR -	American Depository Receipt
	(a)	Non Income Producing
	(b)	Foreign Issued Securities

		The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at August 31, 2023 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, they may be classified as Level 3 investments due to lack of market transparanecy and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant asumptions by the Adviser. Inputs used in valuations may include, but are not limited to,  financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$153,313,490	$-	$-	$153,313,490
REIT	2,368,577	-	-	$2,368,577
Total*	$155,682,067	$-	$-	$155,682,067

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of
Investments.

The Fund did not hold any investments during the period ended August 31, 2023 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.